RATE-REGULATED BUSINESSES (Details) (CAD) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Nov. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Nov. 30, 2013
Rate-regulated business
Payment to Reduce Revenue Requirement, Net of Tax	20
Fixed Toll Term, Period	6 years
Composite depreciation rate		3.12%	3.05%
U.S. | Bison LLC
Rate-regulated business
Period of operation after which cost and revenue study is required to be filed				3 years
Canadian Mainline | Canadian Regulated Operations
Rate-regulated business
Approved ROE on deemed common equity (as a percent)	10.10%				11.50%	8.08%
Deemed common equity (as a percent)	40.00%				40.00%	40.00%
Term of regulatory decisions			5 years		5 years
NGTL System | Canadian Regulated Operations
Rate-regulated business
Approved ROE on deemed common equity (as a percent)						9.70%	10.10%
Deemed common equity (as a percent)						40.00%	40.00%
ANR | U.S. | TC Offshore LLC
Rate-regulated business
Period of operation after which cost and revenue study is required to be filed		3 years